Short-Term Borrowings (Narrative) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
$2B Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 2,000	$ 2,000
Increments in additional borrowing capacity	$ 100	$ 100
Maximum pricing adjustment on commitment fee, percentage	0.01%	0.01%
Maximum pricing adjustment on applicable margin, percentage	0.05%	0.05%
Maximum indebtedness amount before default	$ 100	$ 100
Maximum judgement for payment amount before default	$ 100	$ 100
Discharge period	60 days	60 years
$2B Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	0.00%	0.00%
Commitment fee	0.075%	0.075%
Debt to capitalization ratio	0.65	0.65
$2B Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Increments in additional borrowing capacity	$ 400
Spread over variable rate	0.50%	0.50%
Commitment fee	0.225%	0.225%
Debt to capitalization ratio	1	1
Possible additional increase in borrowing capacity amount		$ 400
Commercial Paper [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 2,000	$ 2,000
Commercial Paper [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facility, term	397 days	397 days
Secured Overnight Financing Rate (SOFR) [Member] | $2B Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate adjustment	0.10%	0.10%
Variable rate plus interest rate adjustment	1.00%	1.00%
Secured Overnight Financing Rate (SOFR) [Member] | $2B Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	0.875%	0.875%
Secured Overnight Financing Rate (SOFR) [Member] | $2B Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	1.50%	1.50%
Federal Funds Effective Rate or Overnight Bank Funding Rate [Member] | $2B Credit Facility [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	0.50%	0.50%